Form N-1A Supplement	Nov. 01, 2024
Simplify Propel Opportunities ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Simplify Propel Opportunities ETF

SURI (NYSE Acra, Inc.)

a series (the “Fund”) of Simplify Exchange Traded Funds (the “Trust”)

Supplement dated September 2, 2025 to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated November 1, 2024

Effective September 2, 2025:

The Board of Trustees of the Trust has approved changing the non-fundamental investment objective of the Fund as follows:

Old Investment Objective	New Investment Objective
seeks to provide long-term growth of capital.	seeks long-term capital appreciation.

Accordingly, all references to the Fund’s investment objective in the Summary Prospectus, Prospectus, and SAI are replaced with the New Investment Objective.

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This Supplement, and the Summary Prospectus, Prospectus and Statement of Additional Information dated November 1, 2024, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.